ACCOUNTING POLICIES (Q3) (Tables)	9 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Schedule of amounts recorded as accounts receivable in the consolidated balance sheets
	Three months ended March 31, 2016		Nine months ended March 31, 2016
	Accounts Receivable	Finance Receivables	Accounts Receivable	Finance Receivables
Per Original Statement of Cash Flows	$(1,872)	$(154)	$(3,352)	$547
Reclass of Unfunded Leases, beginning of period (starting BS)	(2,096)	2,096	(1,026)	1,026
Reclass of Finance Receivables, end of period	2,308	(2,308)	2,308	(2,308)
Impact from the reclassification	212	(212)	1,282	(1,282)
Adjusted Statement of Cash Flows	$(1,660)	$(366)	$(2,070)	$(735)